Segment Information (Segment Operating Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Online game	$ 574,653		$ 435,512		$ 327,153
Online advertising	42,525		38,211		26,953
Others	6,251		10,853		0
Total revenues	623,429		484,576		354,106
Cost of revenues:
Online game	77,702
Online advertising	6,468
Other Cost of Operating Revenue	20,046		13,783		0
Segment cost of revenues			67,282		32,576
SBC in cost of revenues	306	[1]	230	[1]	430	[1]
Total cost of revenues	104,522		67,512		33,006
Gross profit	518,907		417,064		321,100
Operating expenses:
Product development	71,901		49,839		35,428
Sales and marketing	60,313		48,933		38,642
General and administrative	32,331		27,156		15,460
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	2,906		5,420		0
SBC in operating expenses	3,363	[1]	5,887	[1]	9,132	[1]
Total operating expenses	170,814		137,235		98,662
Operating profit	348,093		279,829		222,438
Interest income	15,882		11,933		4,194
Foreign currency exchange loss	(558)		(618)		(527)
Interest expense	(2,243)		(7)		(39)
Other (expense) income	(173)		457		(1,393)
Income before income tax expense	361,001		291,594		224,673
Income tax expense (credit)	67,405		43,580		29,990
Net income	293,596		248,014		194,683
Less: Net income attributable to the mezzanine classified non-controlling interest	11,196		2,558		0
Net income attributable to Changyou.com Limited	282,400		245,456		194,683
Online game [Member]
Revenues:
Online game	570,533
Online advertising	0
Others	0
Total revenues	570,533	[2]	435,512	[2]	327,153	[2]
Cost of revenues:
Online game	76,193
Online advertising	0
Other Cost of Operating Revenue	0
Segment cost of revenues			49,735		29,658
SBC in cost of revenues	239	[1]	102	[1]	194	[1]
Total cost of revenues	76,432		49,837		29,852
Gross profit	494,101		385,675		297,301
Operating expenses:
Product development	70,386		47,234		33,519
Sales and marketing	51,584		48,241		40,782
General and administrative	30,013		23,149		13,752
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	1,670		0
SBC in operating expenses	3,258	[1]	5,354	[1]	8,400	[1]
Total operating expenses	156,911		123,978		96,453
Operating profit	337,190		261,697		200,848
Interest income	15,855		11,916		4,194
Foreign currency exchange loss	(558)		(618)		(527)
Interest expense	(2,243)		(7)		(39)
Other (expense) income	(51)		267		(1,394)
Income before income tax expense	350,193		273,255		203,082
Income tax expense (credit)	67,748		40,965		28,178
Net income	282,445		232,290		174,904
Less: Net income attributable to the mezzanine classified non-controlling interest	11,196		2,558
Net income attributable to Changyou.com Limited	271,249		229,732
17173 Business [Member]
Revenues:
Online game	4,307
Online advertising	45,727
Others	0
Total revenues	50,034	[2]	44,981	[2]	31,552	[2]
Cost of revenues:
Online game	1,696
Online advertising	6,468
Other Cost of Operating Revenue	0
Segment cost of revenues			3,764		2,918
SBC in cost of revenues	67	[1]	128	[1]	236	[1]
Total cost of revenues	8,231		3,892		3,154
Gross profit	41,803		41,089		28,398
Operating expenses:
Product development	1,378		2,139		1,909
Sales and marketing	6,629		2,015		2,459
General and administrative	995		2,394		1,708
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	0		0
SBC in operating expenses	105	[1]	411	[1]	717	[1]
Total operating expenses	9,107		6,959		6,793
Operating profit	32,696		34,130		21,605
Interest income	11		0		0
Foreign currency exchange loss	0		0		0
Interest expense	0		0		0
Other (expense) income	0		2		1
Income before income tax expense	32,707		34,132		21,606
Income tax expense (credit)	0		2,732		1,812
Net income	32,707		31,400		19,794
Less: Net income attributable to the mezzanine classified non-controlling interest	0		0
Net income attributable to Changyou.com Limited	32,707		31,400
Others [Member]
Revenues:
Online game	0
Online advertising	0
Others	6,251
Total revenues	6,251	[2]	10,853	[2]	0	[2]
Cost of revenues:
Online game	0
Online advertising	0
Other Cost of Operating Revenue	20,046
Segment cost of revenues			13,783		0
SBC in cost of revenues	0	[1]	0	[1]	0	[1]
Total cost of revenues	20,046		13,783		0
Gross profit	(13,795)		(2,930)		0
Operating expenses:
Product development	137		466		0
Sales and marketing	5,302		5,447		0
General and administrative	1,323		1,613		0
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	1,236		5,420
SBC in operating expenses	0	[1]	0	[1]	0	[1]
Total operating expenses	7,998		12,946		0
Operating profit	(21,793)		(15,876)		0
Interest income	16		17		0
Foreign currency exchange loss	0		0		0
Interest expense	0		0		0
Other (expense) income	(122)		188		0
Income before income tax expense	(21,899)		(15,671)		0
Income tax expense (credit)	(343)		(117)		0
Net income	(21,556)		(15,554)		0
Less: Net income attributable to the mezzanine classified non-controlling interest	0		0
Net income attributable to Changyou.com Limited	(21,556)		(15,554)
Eliminations and adjustments [Member]
Revenues:
Online game	(187)
Online advertising	(3,202)
Others	0
Total revenues	(3,389)	[2]	(6,770)	[2]	(4,599)	[2]
Cost of revenues:
Online game	(187)
Online advertising	0
Other Cost of Operating Revenue	0
Segment cost of revenues			0		0
SBC in cost of revenues	0	[1]	0	[1]	0	[1]
Total cost of revenues	(187)		0		0
Gross profit	(3,202)		(6,770)		(4,599)
Operating expenses:
Product development	0		0		0
Sales and marketing	(3,202)		(6,770)		(4,599)
General and administrative	0		0		0
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	0		0
SBC in operating expenses	0	[1]	122	[1]	15	[1]
Total operating expenses	(3,202)		(6,648)		(4,584)
Operating profit	0		(122)		(15)
Interest income	0		0		0
Foreign currency exchange loss	0		0		0
Interest expense	0		0		0
Other (expense) income	0		0		0
Income before income tax expense	0		(122)		(15)
Income tax expense (credit)	0		0		0
Net income	0		(122)		(15)
Less: Net income attributable to the mezzanine classified non-controlling interest	0		0
Net income attributable to Changyou.com Limited	$ 0		$ (122)

[1]	"SBC" stands for share-based compensation expense.
[2]	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the 17173 Business to the online game segment.